UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



              Report for the Calendar Year Ended September 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Brandywine Managers, LLC

Address:  7234 Lancaster Pike
          Hockessin, DE 19707


13F File Number: 028-06335

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard E. Carlson
Title:    Managing Director
Phone:    (302) 234-5750


Signature, Place and Date of Signing:


/s/ Richard E. Carlson           Hockessin, DE              November 14, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s)).

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).


List of Other Managers Reporting for this Manager:

     Form 13F File Number             Name

          028-06287                   ABANCO Investments, Ltd.
          028-03420                   Ashford Capital Management Inc.
          028-02635                   Gardner, Russo & Gardner
          028-04558                   Parametric Portfolio Associates
          028-10747                   La Couharde Investments, LLC
          028-10779                   New Generation Advisers Inc.
          028-01658                   Chieftain Capital Management Inc.
          028-05814                   Baldwin Brothers Inc.
          028-02588                   Klingenstein Fields & Co. LLC
          028-01523                   Peregrine Capital Management Inc.
          028-00154                   Ruane, Cunnif & Goldfarb

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        NONE

Form 13F Information Table Entry Total:   1

Form 13F Information Table Value Total:  $3,817
                                       (thousands)


List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                     FORM 13F INFORMATION TABLE

COLUMN 1                     COLUMN  2      COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8

                             TITLE                     VALUE       SHRS OR   SH/ PUT/   INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER               OF CLASS      CUSIP       (X$1000)    PRN AMT   PRN CALL   DISCRETION  MANAGERS  SOLE     SHARED  NONE
--------------               --------      -----       --------    -------   --- ----   ----------  --------  ----     ------  ----
DOUGLAS EMMETT INC           COM           25960P109   3,817       154,341   SH         SOLE        NONE      154,341  0       0








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